Acquisition Contract Liabilities (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2019 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Bargain purchase gain	$ 5,700,000						$ 5,710,000
Lease asset	$ 69,000
Preacquisition termination charges							9,900,000
Change in fair value of the contingent consideration		$ 700,000	$ 100,000	$ 1,700,000	$ 200,000	$ 100,000	$ 1,000,000.0
Measurement Input, Discount Rate [Member] | Monte Carlo Simulation Model [Member]
Business Acquisition [Line Items]
Derivative Liability, Measurement Input	0.060
Payment discount rate		0.060		0.060		0.060
Maruho Co Ltd [Member]
Business Acquisition [Line Items]
Ownership percentage	29.90%
Cutanea Life Sciences Inc [Member]
Business Acquisition [Line Items]
Acquisition percentage	100.00%
Maruho Co Ltd [Member]
Business Acquisition [Line Items]
Sale of equity estimated profits of contingent consideration	$ 6,500,000
Contingent consideration related to earn-out purchase price	$ 6,500,000
Fair value assumed discount rate	23.00%
Property, Plant and Equipment, Useful Life	11 years
Start-up cost financing interest rate	6.00%
Financing cost term	57 months
Maturity date of start up cost	Dec. 31, 2023
Maruho Co Ltd [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Start up financing costs	$ 7,300,000
Xepi [Member]
Business Acquisition [Line Items]
Intangible asset	4,600,000
Non-interest bearing start-up cost financing	$ 1,700,000